ORDINARY SHARES - Additional Information (Detail) ¥ in Thousands, $ in Thousands			1 Months Ended				12 Months Ended
	May 01, 2020 shares	Jun. 06, 2019 shares	Dec. 31, 2020 CNY (¥) shares	May 31, 2020 USD ($) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥)	May 01, 2022 USD ($)
Ordinary shares, shares outstanding		157,138,000
Proceeds from Issuance Initial Public Offering							¥ 0	$ 0	¥ 1,366,860	¥ 0
Stock repurchased during period value | ¥							282,543		86,739
Management payment to the issuance of stock							5,687,251	$ 871,609	0	¥ 0
Reissuance of treasury stock for share-based compensation | ¥							807,184
May 2020 Share Repurchase Program [Member]
Stock repurchase program authorized amount | $											$ 150,000
Treasury Stock [Member]
Stock repurchased during period value | ¥							¥ 282,543		86,739
Shares Withheld for Tax Withholding Obligation					418,298	418,298
Employees' tax obligations					¥ 86,739	$ 12,459
IPO And Overallotment [Member]
Proceeds from Issuance Initial Public Offering | ¥									1,366,860
Payment of stock issuance costs | ¥									¥ 31,791
ADS [Member] | IPO [Member]
Common stock shares issued to the management		20,532,000
Common Class A [Member]
Ordinary shares, shares outstanding		83,832,712	96,455,774		85,791,762	85,791,762	96,455,774	96,455,774	85,791,762
Common stock voting rights							Each Class A ordinary share is entitled to one vote	Each Class A ordinary share is entitled to one vote
Common stock terms of conversion from class to the another							Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances.	Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances.
Common Class A [Member] | May 2020 Share Repurchase Program [Member]
Stock repurchased during period shares				754,244
Stock repurchased during period value | $				$ 282,543
Common Class A [Member] | IPO [Member]
Common stock shares issued to the management		13,688,000
Common Class A [Member] | Private Placement [Member]
Common stock shares issued to the management			10,611,072				2,455,800	2,455,800
Management payment to the issuance of stock | ¥			¥ 5,687,251				¥ 1,315,919
Common Class B [Member]
Ordinary shares, shares outstanding		73,305,288	73,305,288		73,305,288	73,305,288	73,305,288	73,305,288	73,305,288
Common stock voting rights							each Class B ordinary share is entitled to ten votes	each Class B ordinary share is entitled to ten votes
Common stock terms of conversion from class to the another							Each Class B ordinary share is convertible into one Class A ordinary share	Each Class B ordinary share is convertible into one Class A ordinary share
ADR [Member] | May 2020 Share Repurchase Program [Member]
Stock repurchased during period shares	1,131,366